Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2017
Property and Equipment, Net [Abstract]
Schedule of property and equipment, net

	December 31, 2017	December 31, 2016
Electronic equipment	$128,857	$75,706
Office equipment	13,152	10,108
Total property and equipment	142,009	85,814
Less: accumulated depreciation	(42,379)	(10,177)
Total property and equipment, net	$99,630	$75,637